SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Uncollectible accounts receivable
Changes in valuation and qualifying accounts
Balance at Beginning of Period	$ 104	$ 117	$ 53
Charged to Income			64
Deductions from Reserves	7	13
Balance at End of Period	97	104	117
Sales returns reserve
Changes in valuation and qualifying accounts
Balance at Beginning of Period	513	68	66
Charged to Income	3,651	1,613	1,048
Deductions from Reserves	3,085	1,168	1,046
Balance at End of Period	1,079	513	68
Store closing reserve
Changes in valuation and qualifying accounts
Balance at Beginning of Period	153	1,714	1,482
Charged to Income	1,402	666	2,440
Deductions from Reserves	991	2,227	2,207
Balance at End of Period	$ 564	$ 153	$ 1,714